GOODWILL	12 Months Ended
Dec. 31, 2016
GOODWILL

10. GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2014, 2015 and 2016 are as follows:

	Gross Amount	Accumulated Impairment Loss	Net Amount
	RMB	RMB	RMB

Balance at January 1, 2014	9,710,854	—	9,710,854
Translation difference	35,200	—	35,200

Balance at December 31, 2014	9,746,054	—	9,746,054
Translation difference	596,640	—	596,640

Balance at December 31, 2015	10,342,694	—	10,342,694
Translation difference	219,163	—	219,163

Balance at December 31, 2016	10,561,857	(10,561,857)	—

Balance at December 31, 2016 US$ (Note 3)	1,521,224	(1,521,224)	—

In 2010, the Group recognized goodwill of US$1.6 million in connection with the acquisition of Red 5. The Group measures the consideration it transfers at fair value, which may be calculated as the sum of the acquisition-date fair values of the assets transferred, liabilities incurred to former owners of the acquiree, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. Contingent consideration is measured at fair value and recorded as a liability. The excess of (i) the total cost of acquisition, fair value of the noncontrolling interests and acquisition-date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference would be recognized directly in the consolidated statements of operations and comprehensive loss.

The Group performed annual impairment test on goodwill as of December 31, 2014 and 2015, respectively, as the fair value was greater than carrying value of the reporting unit, no impairment was recorded. In 2016, due to weaker than expected operating performance of Red5, the Group concluded that goodwill was fully impaired and the impairment of RMB10.6 million (US$1.5 million) was recorded for the year ended December 31, 2016.